Segmented information	9 Months Ended
Sep. 30, 2022
Segmented information
Segmented information

14.            Segmented information

The Company operates in two reportable business segments.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

●	Electric Vehicles – development and manufacture of electric vehicles for mass markets; and
●	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

No business segments have been aggregated to form the above reportable business segments.

	Three months ended September 30, 2022		Three months ended September 30, 2021
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$1,274,523	$165,626	$—	$110,139
Gross profit / (loss)	(1,002,132)	47,064	—	(514)
Operating expenses	(20,980,416)	(7,819)	(17,081,621)	(83,771)
Other items	399,455	(955)	4,183,967	134,541
Net profit / (loss)	(21,583,093)	38,290	(12,897,654)	50,256
FX translation	(5,186)	40,201	882	16,806
Comprehensive profit / (loss)	$(21,588,279)	$78,491	$(12,896,772)	$67,062

	Nine months ended September 30, 2022		Nine months ended September 30, 2021
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$3,452,005	$573,502	$—	$592,524
Gross profit / (loss)	(4,758,006)	15,557	—	12,561
Operating expenses	(55,454,276)	(119,689)	(41,232,424)	(202,153)
Other items	622,896	21,279	16,662,028	285,391
Current income tax recovery	(847)	—	(850)	—
Net profit / (loss)	(59,590,233)	(82,853)	(24,571,246)	95,799
FX translation	(9,334)	50,694	3,210	145
Comprehensive profit / (loss)	$(59,599,567)	$(32,159)	$(24,568,036)	$95,944

	September 30, 2022		December 31, 2021
				Custom Built
	Electric Vehicles	Custom Built Vehicles	Electric Vehicles	Vehicles
Inventory	$8,663,070	$174,296	$3,243,267	$337,183
Plant and equipment	19,651,855	2,533	8,379,810	6,668
Right-of-use assets	8,951,938	—	1,511,875	225,534